Segmental reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segmental reporting

15 Segmental reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280 as follow:

1.	Sale of autonomous robotic cleaning equipment: Sale, warranty and maintenance of robots (“Robots”)
2.	Sale of facilities management software (“Facilities management software”)

The following tables present summary information by segment for the six months ended June 30, 2025 and 2026, respectively:

	For the six months ended June 30, 2025
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$

Revenue	2,374,119	1,110,842	-	3,484,961
Cost of revenues	(1,378,696)	(480,680)	-	(1,859,376)
Gross profit	995,423	630,162	-	1,625,585
Operating expenses:
General and administrative expenses	(416,539)	(1,971,943)	(798,920)	(3,187,402)
Total operating expenses	(416,539)	(1,971,943)	(798,920)	(3,187,402)
Income (loss) from operations	578,884	(1,341,781)	(798,920)	(1,561,817)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS

15 Segmental reporting (cont’d)

	For the six months ended June 30, 2025
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$

Other income (loss), net:
Other income	206,676	14,059	-	220,735
Interest expense	-	(218,900)	(5,000)	(223,900)
Other expense	78,884	(40,646)	(43,357)	(5,119)

Total other income (loss)	285,560	(245,487)	(48,357)	(8,284)

Income (Loss) before tax expense	864,444	(1,587,268)	(847,277)	(1,570,101)
Income tax expense	-	-	-	-
Net income (loss)	864,444	(1,587,268)	(847,277)	(1,570,101)

	For the six months ended June 30, 2026
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$

Revenue	4,127,904	947,964	-	5,075,868
Cost of revenues	(2,310,929)	(600,807)	-	(2,911,736)

Gross profit	1,816,975	347,157	-	2,164,132

Operating expenses:
General and administrative expenses	(126,998)	(3,477,126)	(1,632,801)	(5,236,925)

Total operating expenses	(126,998)	(3,477,126)	(1,632,801)	(5,236,925)

Income (loss) from operations	1,689,977	(3,129,969)	(1,632,801)	(3,072,793)

Other income (loss), net:
Other income	-	1,341,001	-	1,341,001
Interest expense	-	(251,605)	(60,995)	(312,600)
Other expense	(15,412)	(13,068)	3,860	(24,620)

Total other (loss) income	(15,412)	1,076,328	(57,135)	1,003,781

Income (loss) before tax expense	1,674,565	(2,053,641)	(1,689,936)	(2,069,012)
Income tax expense	-	-	-	-

Net income (loss)	1,674,565	(2,053,641)	(1,689,936)	(2,069,012)

The Company sells to two geographical locations which are mainly Singapore and Australia.

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS

15 Segmental reporting (cont’d)

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the six months ended June 30, 2025
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	1,678,119	730,629	2,408,748
Over time	696,000	380,213	1,076,213

	For the six months ended June 30, 2026
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	3,643,134	447,172	4,090,306
Over time	484,770	500,792	985,562